Earnings Per Share - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Profit attributable to equity holders of the Company	¥ 6,342	¥ 4,498	¥ 4,537
Weighted average number of shares	14,467,585,682	13,811,136,000	12,818,509,000
Potentially dilutive options	0	0	0
Potentially dilutive other instruments	0	0	0